UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ALTERNATIVE CREDIT FUND

FORM N-Q

JULY 31, 2015

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 69.7%
ALBA PLC, 2007-1 D	1.073%	3/17/39	7,000,000	GBP	$9,090,518	(a)(b)
Atlantes Mortgage PLC, 2001 B	1.281%	1/17/36	4,400,000	EUR	4,653,913	(a)(b)
Bankinter Fondo de Titulizacion de Activos, 2013 A2	0.131%	7/17/49	4,258,192	EUR	4,429,775	(a)(b)
BBVA RMBS Fondo de Titulizacion de Activos, 2007-1 A2	0.116%	6/19/50	9,213,930	EUR	9,440,276	(a)(b)
Capital Mortgage, 2007-1 A1	0.125%	1/30/47	14,105,160	EUR	14,356,192	(a)(b)
Citigroup Commercial Mortgage Trust, 2007-C6 AJ	5.711%	12/10/49	9,175,000		8,919,660	(a)
Citigroup Commercial Mortgage Trust, 2007-C6 AJFX	5.711%	7/10/17	37,700,000		36,491,715	(a)(c)
Connecticut Avenue Securities, 2014-C03 1M2	3.191%	7/25/24	16,156,000		14,739,717	(a)
Fondo de Titulizacion de Activos UCI, 2009 B	0.636%	6/19/35	1,022,247	EUR	958,415	(a)(b)
Hipocat Fondo de Titulizacion de Activos, HIPO-11 A2	0.111%	1/15/50	17,477,586	EUR	15,902,847	(a)(b)
Hipocat Fondo de Titulizacion de Activos, HIPO-11 A3	0.141%	1/15/50	13,091,778	EUR	12,165,199	(a)(b)
Hipocat Fondo de Titulizacion de Activos, HIPO-8 B	0.146%	3/15/38	11,906,761	EUR	10,941,328	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2003 A	0.126%	3/22/43	14,693,099	EUR	13,654,121	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.126%	3/22/44	24,536,400	EUR	22,865,975	(a)(b)
Kensington Mortgage Securities PLC, 2007-1X B1B	0.836%	6/14/40	3,767,952	EUR	3,484,910	(a)(b)
Kildare Securities Ltd., 2007-1 A3	0.187%	12/10/43	17,250,000	EUR	17,624,975	(a)(b)
LSTAR Securities Investment Trust, 2015-7 A	3.038%	7/1/20	6,750,000		6,646,707	(a)(c)
Lusitano Mortgages PLC, 2002 B	0.951%	11/16/46	4,375,000	EUR	4,275,641	(a)(b)
Lusitano Mortgages PLC, 2004 A	0.206%	9/15/48	12,550,469	EUR	12,252,951	(a)(b)
Lusitano Mortgages PLC, 2006 A	0.186%	3/15/60	38,235,535	EUR	37,573,486	(a)
Magellan Mortgages PLC, 2002 B	1.081%	7/18/36	2,180,000	EUR	2,220,546	(a)(b)
Magellan Mortgages PLC, 2003 A	0.251%	5/15/58	24,220,706	EUR	23,413,943	(a)(b)
Magellan Mortgages PLC, 2004 A	0.261%	7/20/59	30,585,170	EUR	29,605,681	(a)(b)
Mansard Mortgages PLC, 2007-2X M2	2.571%	12/15/49	9,350,000	GBP	13,468,656	(a)(b)
Newgate Funding PLC, 2006-2 DB	0.884%	12/1/50	2,200,000	EUR	1,905,420	(a)(b)
Newgate Funding PLC, 2006-3X CB	0.445%	12/1/50	5,900,000	EUR	5,236,934	(a)(b)
Newgate Funding PLC, 2007-2X BB	0.236%	12/15/50	9,500,000	EUR	8,226,178	(a)(b)
Newgate Funding PLC, 2007-2X CB	0.426%	12/15/50	3,000,000	EUR	2,567,570	(a)(b)
Newgate Funding PLC, 2007-3X CB	1.486%	12/15/50	10,165,401	EUR	10,111,947	(a)(b)
Pastor GC Hipotecario, 2005 A2	0.156%	6/21/46	19,965,729	EUR	18,377,486	(a)(b)
RMAC Securities PLC, 2006-NS1X B1C	0.866%	6/12/44	12,840,217	EUR	11,941,412	(a)(b)
RMAC Securities PLC, 2006-NS4X B1C	0.836%	6/12/44	12,362,008	EUR	11,292,825	(a)(b)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2005 C	1.436%	3/15/35	1,395,516	EUR	1,407,392	(a)(b)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 A2	0.131%	2/17/50	1,471,475	EUR	1,564,254	(a)(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M3	3.791%	4/25/24	34,905,000		33,531,593	(a)
Structured Agency Credit Risk Debt Notes, 2014-DN4 M3	4.741%	10/25/24	51,280,000		52,268,063	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ2 M3	3.941%	9/25/24	18,150,000		17,517,599	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	4.941%	10/25/24	6,725,000		6,918,418	(a)
TDA CAM Fondo de Titulizacion de Activos, 2002 B	0.681%	10/26/32	3,600,000	EUR	3,498,864	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2004 A	0.076%	6/26/39	18,223,669	EUR	19,373,041	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2005 A	0.101%	10/26/43	16,362,382	EUR	16,405,852	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2007 A2	0.128%	2/26/49	25,575,934	EUR	25,751,742	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.118%	2/26/49	30,815,576	EUR	30,711,813	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2009 A2	0.171%	4/28/50	27,729,198	EUR	26,884,567	(a)(b)

See Notes to Schedule of Investments.

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
TDA CAM Fondo de Titulizacion de Activos, 2009 A3	0.181%	4/28/50	6,351,545	EUR	$6,121,671	(a)(b)
TDA Fondo de Titulizacion de Activos, 2023 A	0.076%	9/22/46	13,481,634	EUR	13,643,569	(a)(b)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.116%	6/22/40	5,053,535	EUR	5,293,825	(a)(b)
TDA Fondo de Titulizacion de Activos, 2027-A2	0.135%	12/28/50	9,776,308	EUR	10,076,564	(a)(b)
TDA Mixto Fondo de Titulizacion de Activos, 2016 B1	0.636%	3/22/35	2,500,000	EUR	2,376,543	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2006-C29 AJ	5.368%	11/15/48	15,304,250		15,510,766	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C31 AJ	5.660%	4/15/47	15,000,000		15,316,155	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $787,374,861)					703,009,210

ASSET-BACKED SECURITIES - 24.9%
Access Group Inc., 2005-A B	1.095%	7/25/34	14,933,633		13,476,454	(a)
Allegro CLO I Ltd., 2013-1A D	5.028%	1/30/26	4,000,000		3,504,400	(a)(c)
Apidos CLO XVI, 2013-16A D	4.674%	1/19/25	3,500,000		3,107,129	(a)(c)
Ares XXVII CLO Ltd., 2013-2X D	4.044%	7/28/25	5,000,000		4,997,765	(a)(b)
Avery Point CLO Ltd., 2013-3A E	5.174%	1/18/25	5,750,000		5,219,275	(a)(c)
Blue Hill CLO Ltd., 2013-1A E	4.889%	1/15/26	3,000,000		2,643,300	(a)(c)
BlueMountain CLO Ltd., 2014-1A D	3.728%	4/30/26	5,000,000		4,812,550	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2012-3X D	5.786%	10/4/24	8,000,000		7,755,752	(a)(b)
Cent CLO LP, 2013-19A C	3.594%	10/29/25	8,000,000		7,651,816	(a)(c)
Cent CLO LP, 2013-20X E	4.895%	1/25/26	6,500,000		5,712,200	(a)(b)
CFIP CLO Ltd., 2013-1A E	5.437%	4/20/24	7,000,000		6,368,600	(a)(c)
CIFC Funding Ltd., 2013-4A E	5.035%	11/27/24	4,000,000		3,612,380	(a)(c)
CIFC Funding Ltd., 2013-4X E	5.035%	11/27/24	2,000,000		1,806,190	(a)(b)
CIFC Funding Ltd., 2014-1A E	4.787%	4/18/25	2,000,000		1,766,000	(a)(c)
CIFC Funding Ltd., 2014-3A E	4.924%	7/22/26	2,000,000		1,783,670	(a)(c)
Denali Capital CLO X Ltd., 2013-1A B2L	5.045%	4/28/25	8,400,000		7,602,000	(a)(c)
Driven Brands Funding LLC, 2015-1A A2	5.216%	7/20/45	11,935,000		11,981,666	(c)
Ellington Loan Acquisition Trust, 2007-2 A2B	1.141%	5/25/37	18,200,000		17,637,693	(a)(c)
Figueroa CLO Ltd., 2013-1A D	5.076%	3/21/24	10,800,000		9,821,023	(a)(c)
Figueroa CLO Ltd., 2014-1A E	5.874%	1/15/27	15,000,000		14,094,000	(a)(c)
Flagship VII Ltd., 2013-7A E	5.037%	1/20/26	9,300,000		8,075,190	(a)(c)
Gale Force CLO Ltd., 2007-3A D	1.687%	4/19/21	5,000,000		4,735,000	(a)(c)
LCM Limited Partnership, 2014-A E	4.939%	7/15/25	7,150,000		6,430,152	(a)(c)
Madison Park Funding Ltd., 2014-12A E	5.387%	7/20/26	4,500,000		4,199,639	(a)(c)
Madison Park Funding Ltd., 2014-15A D	5.745%	1/27/26	4,000,000		3,764,220	(a)(c)
Oaktree CLO Ltd., 2014-1A D	5.027%	2/13/25	5,000,000		4,449,500	(a)(c)
Octagon Investment Partners XV Ltd., 2013-1A E	5.037%	1/19/25	2,500,000		2,269,250	(a)(c)
Octagon Investment Partners XVII Ltd., 2013-1A E	4.756%	10/25/25	2,500,000		2,207,210	(a)(c)
Octagon Investment Partners XVIII Ltd., 2013-1A D	5.526%	12/16/24	5,598,000		5,157,572	(a)(c)
Option One Mortgage Loan Trust, 2005-4 M1	0.631%	11/25/35	5,190,000		4,896,583	(a)
SLM Student Loan Trust, 2005-B B	0.686%	6/15/39	1,089,381		999,421	(a)
SLM Student Loan Trust, 2005-B C	0.986%	6/15/39	14,018,015		13,347,702	(a)
Sound Point CLO Ltd., 2013-2A E	4.889%	7/15/25	6,000,000		5,378,892	(a)(c)
Sound Point CLO Ltd., 2014-2A E	5.224%	10/20/26	7,770,000		7,101,648	(a)(c)
Symphony CLO Ltd., 2014-15A F	6.039%	10/17/26	5,500,000		4,659,154	(a)(c)
Tryon Park CLO Ltd., 2013-1A C	3.789%	7/15/25	5,200,000		5,078,840	(a)(c)
Venture CDO Ltd., 2013-13A E	5.565%	6/10/25	7,000,000		6,663,552	(a)(c)
Venture CDO Ltd., 2013-15A E	5.139%	7/15/25	8,200,000		7,396,785	(a)(c)
Vericrest Opportunity Loan Transferee XXII LLC, 2015-NPL4 A2	4.250%	2/25/55	8,496,073		8,358,521	(c)
Vericrest Opportunity Loan Transferee XXXIII LLC, 2015-NPL5 A2	4.250%	3/25/55	7,500,000		7,337,332	(c)

See Notes to Schedule of Investments.

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
WhiteHorse VI Ltd., 2012-1A B2L	5.529%	2/3/25	4,000,000	$3,707,600	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $256,078,830)				251,567,626

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,043,453,691)				954,576,836

			SHARES
SHORT-TERM INVESTMENTS - 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $45,714,895)	0.118%		45,714,895	45,714,895

TOTAL INVESTMENTS - 99.2% (Cost - $1,089,168,586#)				1,000,291,731
Other Assets in Excess of Liabilities - 0.8%				8,459,523

TOTAL NET ASSETS - 100.0%				$1,008,751,254

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
EUR	— Euro
GBP	— British Pound

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$703,009,210	—	$703,009,210
Asset-backed securities	—	251,567,626	—	251,567,626

Total long-term investments	—	$954,576,836	—	$954,576,836

Short-term investments†	$45,714,895	—	—	45,714,895

Total investments	$45,714,895	$954,576,836	—	$1,000,291,731

Other financial instruments:
Forward foreign currency contracts	—	$20,038,603	—	$20,038,603

Total	$45,714,895	$974,615,439	—	$1,020,330,334

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$4,336,750	—	$4,336,750
OTC credit default swaps on credit Indices - sell protection‡	—	1,764,466	—	1,764,466

Total	—	$6,101,216	—	$6,101,216

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$929,461
Gross unrealized depreciation	(89,806,316)

Net unrealized depreciation	$(88,876,855)

At July 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,640,000	USD	2,891,460	Barclays Bank PLC	8/12/15	$8,194
EUR	4,030,000	USD	4,372,953	Barclays Bank PLC	8/12/15	53,415
USD	31,773,313	EUR	28,255,000	Barclays Bank PLC	8/12/15	739,311
EUR	7,440,000	USD	8,371,867	Citibank N.A.	8/12/15	(200,111)
EUR	4,660,000	USD	5,163,744	Citibank N.A.	8/12/15	(45,412)
EUR	33,070,000	USD	36,850,116	Citibank N.A.	8/12/15	(527,538)
USD	618,592,619	EUR	546,250,000	Citibank N.A.	8/12/15	18,616,559

Notes to Schedule of Investments (unaudited) (continued)

Currency Purchased (continued)		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	41,055,983	EUR	37,240,000	Citibank N.A.	8/12/15	$153,267
EUR	56,320,000	USD	63,101,604	HSBC Bank USA, N.A.	8/12/15	(1,242,287)
EUR	48,805,000	USD	53,938,749	HSBC Bank USA, N.A.	8/12/15	(333,565)
EUR	32,055,000	USD	35,921,474	Morgan Stanley Capital Services, LLC	8/12/15	(713,726)
EUR	7,830,000	USD	8,824,047	Morgan Stanley Capital Services, LLC	8/12/15	(223,932)
USD	13,595,345	EUR	12,440,000	Morgan Stanley Capital Services, LLC	8/12/15	(68,183)
USD	8,589,990	EUR	7,770,000	Morgan Stanley Capital Services, LLC	8/12/15	55,777
EUR	6,530,000	USD	7,357,540	UBS AG	8/12/15	(185,287)
JPY	13,664,000,000	USD	110,859,600	Citibank N.A.	9/8/15	(568,169)
USD	57,268,991	JPY	7,044,000,000	Citibank N.A.	9/8/15	412,080
USD	53,359,126	JPY	6,620,000,000	Citibank N.A.	9/8/15	(75,393)
USD	22,515,293	GBP	14,520,000	HSBC Bank USA, N.A.	9/15/15	(153,147)

Total						$15,701,853

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

At July 31, 2015, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Securities Inc. (Markit CMBX.NA.A.8 Index)	$8,325,000	10/17/57	2.000% monthly	$(232,309)	$(160,704)	$(71,605)
JPMorgan Securities Inc. (Markit CMBX.NA.A.8 Index)	12,490,000	10/17/57	2.000% monthly	(348,533)	(222,166)	(126,367)
JPMorgan Securities Inc. (Markit CMBX.NA.BB.7 Index)	12,935,000	1/17/47	5.000% monthly	(241,238)	(118,807)	(122,431)
Morgan Stanley (Markit CMBX.NA.A.8 Index)	7,960,000	10/17/57	2.000% monthly	(222,123)	(159,968)	(62,155)
Morgan Stanley (Markit CMBX.NA.BB.7 Index)	10,025,000	1/17/47	5.000% monthly	(186,966)	(78,988)	(107,978)
Morgan Stanley (Markit CMBX.NA.BB.7 Index)	10,660,000	1/17/47	5.000% monthly	(198,809)	(151,653)	(47,156)
Morgan Stanley (Markit CMBX.NA.BB.7 Index)	17,935,000	1/17/47	5.000% monthly	(334,488)	(23,753)	(310,735)

Total	$80,330,000			$(1,764,466)	$(916,039)	$(848,427)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015